Amended and Restated Condensed lnterim Consolidated Statements of Net Loss and Comprehensive Loss (Unaudited) - CAD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Profit or loss [abstract]
Revenue	$ 871,066	$ 2,209,079
Cost of sales	240,649	310,699
Gross profit (loss)	630,417	1,898,380
Selling expenses	117,319	149,517
Administrative expenses	1,800,649	1,297,220
Financial expenses	755,213	1,911,196
Research and development costs, net of $3,828 in tax credits for the three-month period ended March 31, 2026, ($26,209 for the three-month period ended March 31, 2025)	313,711	206,503
	2,986,892	3,564,436
Loss before other elements	(2,356,475)	(1,666,055)
Other elements:
Gain (Loss) on debt settlement	189,901	(23,474)
	189,901	(23,474)
Loss before income taxes	(2,166,574)	(1,689,530)
Income tax expense
Income Tax
Net loss for the period	(2,166,574)	(1,689,530)
Other comprehensive income (loss)
Foreign exchange difference on translation of foreign operations	(291,997)	(107,740)
Total comprehensive loss for the period	$ (2,458,571)	$ (1,797,270)
Net loss per share (Note 16)
Basic and diluted loss per share	$ (0.17)	$ (8.05)
Weighted average number of outstanding common shares	13,079,666	209,777